Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 211,620	$ 243,405	$ 186,854
Post-employment compensation	2,197	2,156	4,258
Total key management personnel compensation	$ 213,817	$ 245,561	$ 191,112